Equity-based Compensation - Summary of Restricted Stock and Restricted Stock Units Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2023 $ / shares shares
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	1,774
Number of Restricted Shares, Granted | shares	1,082
Number of Restricted Shares, Vested | shares	(705)
Number of Restricted Shares, Forfeited | shares	(97)
Number of Restricted Shares, Ending Balance | shares	2,054
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 70.83
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	83.05
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	69.96
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	76.86
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 77.28
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	445
Number of Restricted Shares, Granted | shares	296
Number of Restricted Shares, Vested | shares	(146)
Number of Restricted Shares, Forfeited | shares	(35)
Number of Restricted Shares, Ending Balance | shares	560
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 71.5
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	87.38
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	71.13
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	75.85
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 79.73